Subsequent Events (Details) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Oct. 31, 2020 USD ($) Segment	Sep. 26, 2020 USD ($)	Jun. 27, 2020 USD ($)	Mar. 28, 2020 USD ($)	Dec. 28, 2019 USD ($)	Sep. 28, 2019 USD ($)	Jun. 29, 2019 USD ($)	Mar. 30, 2019 USD ($)	Dec. 29, 2018 USD ($)	Sep. 26, 2020 USD ($)	Sep. 28, 2019 USD ($)	Sep. 29, 2018 USD ($)
U.S Flexible Packaging Converting Disposition [Abstract]
Net sales		$ 3,008	$ 2,910	$ 2,975	$ 2,816	$ 3,019	$ 1,937	$ 1,950	$ 1,972	$ 11,709	$ 8,878	$ 7,869
Assets held for sale		162				0				162	0
Liabilities held for sale		25				$ 0				25	$ 0
U.S. Flexible Packaging Converting Business [Member] | Held for Sale [Member]
U.S Flexible Packaging Converting Disposition [Abstract]
Net sales										200
Assets held for sale		162								162
Liabilities held for sale		$ 25								$ 25
Subsequent Event [Member]
Business Reorganization [Abstract]
Number of operating segments | Segment	4
Subsequent Event [Member] | U.S. Flexible Packaging Converting Business [Member] | Held for Sale [Member]
U.S Flexible Packaging Converting Disposition [Abstract]
Sales price	$ 140